Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Property	$ 213,889	$ 203,223	$ 192,832
Accumulated depreciation	(42,185)	(38,989)	(34,434)
Net operating real estate assets	171,704	164,234	158,398
Real estate assets held-for-sale, net	1,168	1,164	0
Total real estate assets	172,872	165,398	158,398
Cash and cash equivalents	57,776	17,591	6,275
Marketable securities	9,381	0	0
Escrows and acquisition deposits	2,491	4,385	8,155
Accrued rents and accounts receivable, net of allowance for doubtful accounts	4,998	4,691	4,514
Unamortized lease commissions and loan costs	3,684	3,574	3,973
Prepaid expenses and other assets	840	746	685
Other assets - discontinued operations	86	60	0
Total assets	252,128	196,445	182,000
Liabilities:
Notes payable	103,050	100,941	101,782
Accounts payable and accrued expenses	5,825	7,208	9,954
Tenants' security deposits	1,824	1,768	1,630
Distributions payable	3,647	2,133	1,775
Other liabilities - discontinued operations	68	112	0
Total liabilities	114,414	112,162	115,141
Partners' Capital:
General Partner, 10,860,344, 5,550,374 and 3,324,941 units outstanding as of June 30, 2011, December 31, 2010 and December 31, 2009, respectively	117,381	62,708	43,590
Limited Partners, 1,814,569, 1,814,569 and 1,814,599 units outstanding as of June 30, 2011, December 31, 2010 and December 31, 2009, respectively	20,542	21,575	23,269
Accumulated other comprehensive loss	(209)	0	0
Total partners' capital	137,714	84,283	66,859
Total liabilities and partners' capital	$ 252,128	$ 196,445	$ 182,000